Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies
Schedule of future minimum payments

The future minimum payments for the operating leases are as follows (in thousands):

Remainder of the year	$97
2020	566
2021	692
2022	742
2023	733
Thereafter	6,088
Total future minimum payments	$8,918

The future minimum payments for the operating leases are as follows (in thousands):

Year Ending December 31,
2019	325
2020	308
2021	317
2022	355
2023	335
Thereafter	635
Total future minimum payments	$2,275